UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Auto Components - 2.1%	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (a)	USD	4,500	$ 4,477,500
Building Products - 1.8%	CPG International I, Inc., 8.561%, 7/01/12 (a)		3,500	1,855,000
	CPG International I, Inc., 10.50%, 7/01/13		3,000	1,575,000
	Momentive Performance Materials, Inc. Series WI,
	9.75%, 12/01/14		750	285,000
				3,715,000
Capital Markets - 1.0%	E*Trade Financial Corp., 12.50%, 11/30/17		2,052	1,359,450
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		1,168	478,880
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		471	193,273
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		323	132,378
				2,163,981
Chemicals - 0.6%	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (b)(c)(d)		836	543,208
	GEO Specialty Chemicals, Inc., 10%, 3/31/15		844	548,704
	Wellman Holdings, Inc. Third Lien Subordinate Note,
	5%, 1/29/19 (d)		430	215,000
				1,306,912
Construction Materials - 0.8%	Nortek, Inc., 10%, 12/01/13		2,610	1,689,975
Containers & Packaging - 2.8%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (a)		1,450	949,750
	Clondalkin Acquisition BV, 3.32%, 12/15/13 (a)(b)		4,000	2,640,000
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	795	1,118,277
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14		395	516,533
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)	USD	2,350	787,250
				6,011,810
Diversified Financial	FCE Bank Plc, 7.125%, 1/16/12	EUR	4,000	4,806,605
Services - 2.3%
Diversified Telecommunication	Qwest Corp., 4.57%, 6/15/13 (a)	USD	3,500	3,141,250
Services - 1.5%
Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	150,000
Health Care Equipment &	DJO Finance LLC, 10.875%, 11/15/14		3,250	2,665,000
Supplies - 1.3%
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		5,000	4,275,000
Leisure - 2.6%	Harrah's Operating Co., Inc., 10%, 12/15/18 (b)		918	612,765
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (b)		1,565	676,863
				5,564,628
IT Services - 0.6%	First Data Corp., 9.875%, 9/24/15		1,020	693,600
	First Data Corp., 11.25%, 3/31/16 (b)		1,265	683,100
				1,376,700
Independent Power Producers &	Calpine Construction Finance Co. LP, 8%, 6/01/16 (b)		1,250	1,189,062
Energy Traders - 1.9%	Texas Competitive Electric Holdings Co. LLC, 10.25%,
	11/01/15		4,705	2,787,713
				3,976,775
Industrial Conglomerates - 0.4%	Sequa Corp., 11.75%, 12/01/15 (b)		640	284,800
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		1,591	515,014
				799,814
Machinery - 0.7%	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		2,000	1,440,000

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Media - 1.6%	CSC Holdings, Inc., 8.50%, 4/15/14 (b)	USD	420	$ 417,900
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		2,000	1,995,000
	Cablevision Systems Corp. Series B, 8%, 4/15/12		575	564,937
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,244	335,880
				3,313,717
Metals & Mining - 0.5%	FMG Finance Property Ltd., 4.668%, 9/01/11 (a)(b)		265	235,850
	Ryerson, Inc., 8.403%, 11/01/14 (a)		1,680	926,100
				1,161,950
Oil, Gas & Consumable	SandRidge Energy, Inc., 4.833%, 4/01/14 (a)		1,600	1,264,494
Fuels - 0.6%
Paper & Forest Products - 2.7%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (a)(e)(f)(g)		2,650	251,750
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		1,147	314,054
	NewPage Corp., 7.278%, 5/01/12 (a)		3,925	1,903,625
	NewPage Corp., 10%, 5/01/12		2,000	1,120,000
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (a)		4,000	2,160,000
				5,749,429
Pharmaceuticals - 1.4%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (a)		1,000	720,000
	Elan Finance Plc, 4.883%, 11/15/11 (a)		2,500	2,162,500
				2,882,500
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		920	338,100
Development - 0.2%
Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd., 6.168%, 6/01/13 (a)		900	760,500
Equipment - 1.2%	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)		2,870	1,808,100
				2,568,600
Specialty Retail - 0.3%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)		700	577,500
Wireless Telecommunication	Cricket Communications, Inc., 7.75%, 5/15/16 (b)		2,500	2,415,624
Services - 2.0%	Crown Castle International Corp., 9%, 1/15/15		255	257,550
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		278	211,280
	iPCS, Inc., 3.153%, 5/01/13 (a)		1,500	1,241,250
				4,125,704
	Total Corporate Bonds - 31.0%			65,267,944
	Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed	Crown Castle Towers LLC Series 2005-1A Class AFL,
Securities - 2.0%	0.724%, 6/15/35 (a)		1,950	1,852,500
	Crown Castle Towers LLC Series 2005-1A Class AFX,
	4.643%, 6/15/35 (b)		2,420	2,359,500
	Total Non-U.S. Government Agency
	Mortgage-Backed Securities - 2.0%			4,212,000
	Floating Rate Loan Interests
Aerospace & Defense - 3.5%	Avio SpA Dollar Mezzanine Term Loan, 5.811%, 12/13/16		2,078	488,438
	Avio SpA Facility B2, 2.444% - 3.936%, 12/15/14		1,661	1,127,619
	Avio SpA Facility C2, 3.069% - 4.561%, 12/14/15		1,771	1,202,091
Hawker Beechcraft Acquisition Co. LLC Letter of Credit
	Facility Deposit, 1.12%, 3/26/14		240	137,791
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.319% - 3.22%, 3/26/14		4,079	2,340,613

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	IAP Worldwide Services, Inc. Term Loan (First-Lien),
	7.25%, 12/30/12	USD	1,000	$ 610,000
	Vought Aircraft Industries, Inc. Revolver,
	2.56% - 2.57%, 12/22/10		1,550	1,201,250
Vought Aircraft Industries, Inc. Tranche B Letter of Credit
	Deposit, 2.916%, 12/22/10		373	298,667
				7,406,469
Airlines - 0.9%	Delta Air Lines, Inc. Credit-Linked Deposit Loan,
	0.166% - 2.414%, 4/30/12		1,225	1,037,167
	US Airways Group, Inc. Term Loan, 2.809%, 3/21/14		1,460	786,778
				1,823,945
Auto Components - 3.3%	Affinia Group Inc. Tranche B Term Loan, 4.039%, 11/30/11		2,460	2,025,399
	Allison Transmission, Inc. Term Loan,
	3.12% - 3.15%, 8/07/14		4,837	3,730,885
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,571	743,087
	GPX International Tire Corp. Term Loan, 12%, 4/11/12		21	8,394
	GPX International Tire Corp. Tranche B Term Loan,
	5.37%, 3/30/12		1,266	506,321
				7,014,086
Automobiles - 0.2%	General Motors Corp. Assignment Term Loan, 8%, 11/29/13		421	394,052
Beverages - 0.1%	Culligan International Co. Term Loan (Second Lien),
	5.694% - 6.561%, 4/24/13	EUR	500	125,467
Building Products - 1.8%	Building Materials Corp. of America Term Loan Advance,
	3.063%, 2/22/14	USD	1,973	1,663,561
	PGT Industries, Inc. Tranche A-2 Term Loan,
	6.75%, 2/14/12		1,923	1,173,106
	Stile Acquisition Corp (aka Masonite) Canadian Term Loan,
	4.75%, 4/06/13		918	470,016
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term
	Loan, 4.25%, 4/06/13		929	475,202
				3,781,885
Capital Markets - 0.6%	RiskMetrics Group Holdings, LLC Term B Loan
	(First Lien), 3.22%, 1/10/14		1,453	1,344,114
Chemicals - 5.7%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		1,325	1,323,344
	Edwards (Cayman Islands II) Ltd. Term Loan
	(First Lien), 2.428%, 5/31/14		491	303,961
	Huish Detergents Inc. Tranche B Term Loan,
	2.07%, 4/26/14		1,474	1,355,850
	Nalco Co. Term Loan B, 6.50%, 5/06/16		2,450	2,454,594
	PQ Corp. (fka Niagara Acquisition, Inc.) Original Term Loan
	(First Lien), 4.29% - 4.47%, 7/31/14		3,970	2,997,350
	Solutia Inc. Term Loan, 7.25%, 2/28/14		4,474	3,602,829
				12,037,928
Commercial Services &	John Maneely Co. Term Loan, 3.599% - 4.389%, 12/09/13		849	664,173
Supplies - 0.5%	West Corp. Term B-2 Loan, 2.684% - 2.789%, 10/24/13		535	462,153
				1,126,326

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Computers & Peripherals - 0.4%	Intergraph Corp. Initial Term Loan (First Lien),
	2.664%, 5/29/14	USD	419	$ 383,102
	Intergraph Corp. Second Lien Term Loan,
	6.316% - 6.664%, 11/28/14		500	437,500
				820,602
Construction Materials - 0.3%	Headwaters Inc., Term Loan B1 (First Lien),
	6.22%, 4/30/11		1,012	658,113
Containers & Packaging - 2.0%	Graham Packaging Co., LP Term Loan B,
	2.625% - 2.688%, 10/07/11		109	105,361
	Graham Packaging Co., LP Term Loan C, 6.75%, 4/30/14		1,090	1,060,766
Graphic Packaging International, Inc. Incremental Term
	Loan, 3.099% - 3.958%, 5/16/14		1,970	1,827,288
	Smurfit-Stone Container Enterprises, Inc., U.S. Term
	Loan (Debtor in Possession), 10%, 7/28/10		1,195	1,205,955
				4,199,370
Distributors - 0.3%	Keystone Automotive Operations, Inc. Loan,
	3.835% - 5.75%, 1/12/12		1,423	640,222
Diversified Consumer	Coinmach Service Corp. Term Loan, 3.31% - 3.76%,
Services - 1.0%	11/14/14		2,722	2,069,048
Diversified Financial	J.G. Wentworth, LLC Loan (First Lien), 3.47%,
Services - 0.1%	4/04/14 (e)(f)		2,300	199,334
Diversified Telecommunication	PAETEC Holding Corp. Incremental Term Loan, 2.819%,
Services - 0.8%	2/28/13		400	362,000
	Wind Finance SA Euro Facility (Second Lien), 7.099%,
	12/17/14	EUR	1,000	1,291,068
				1,653,068
Electrical Equipment - 0.8%	Generac Acquisition Corp. First Lien Term Loan,
	2.911%, 11/10/13	USD	548	376,749
	Sensus Metering Systems New Term B-1,
	2.613% - 2.716%, 12/17/10		1,549	1,394,130
				1,770,879
Energy Equipment &	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		1,200	1,040,572
Services - 1.3%	MEG Energy Corp. Delayed Draw Term Loan, 3.22%,
	4/02/13		989	851,561
	MEG Energy Corp. Initial Term Loan, 3.22%, 4/03/13		970	835,413
				2,727,546
Food & Staples Retailing - 2.3%	AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots)
	Facility B1 UK Borrower, 3.60%, 7/09/15	GBP	3,000	3,702,462
	DS Waters of America, Inc. Term Loan, 2.566%,
	3/02/12	USD	922	755,994
	McJunkin Corp. Term Loan, 4.47%, 1/31/14		500	445,500
				4,903,956
Food Products - 3.8%	Dole Food Co., Inc. Credit-Linked Deposit,
	1.139%, 4/12/13		390	387,054
	Dole Food Co., Inc. Tranche B Term Loan,
	7.25% - 8%, 4/12/13		684	678,354

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Solvest, Ltd. (Dole) Tranche C Term Loan,
	7.25% - 8%, 4/12/13	USD	2,548	2,527,610
	Sturm Foods, Inc. Initial Term Loan Second Lien,
	7.125%, 7/31/14		1,000	395,000
	Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%,
	10/06/14		3,975	3,980,366
				7,968,384
Health Care Equipment &	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term Loan,
Supplies - 0.5%	3.319% - 4.22%, 5/20/14		988	871,962
	Hologic, Inc. Tranche B Term Loan, 3.625%, 3/31/13		311	298,206
				1,170,168
Health Care Providers &	CCS Medical, Inc. (Chronic Care) Term Loan (First Lien),
Services - 6.8%	4.97%, 9/30/12		469	214,078
	CHS/Community Health Systems, Inc. Delayed Draw
	Term Loan, 2.569%, 7/25/14		88	78,314
	CHS/Community Health Systems, Inc. Funded Term
	Loan, 2.569% - 2.924%, 7/25/14		4,320	3,832,801
	DaVita, Inc. Tranche B-1 Term Loan, 1.82% - 2.74%,
	10/05/12		1,000	933,906
	Fresenius SE Tranche B1 Term Loan, 6.75%, 7/06/14		1,490	1,488,615
	Fresenius SE Tranche B2 Term Loan, 6.75%, 7/06/14		910	909,585
	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		2,230	1,995,090
	HCA Inc. Tranche B-1 Term Loan, 3.47%, 11/18/13		3,510	3,123,784
	Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.) Replacement Term Loan, 2.569%, 9/23/11		1,773	1,675,666
				14,251,839
Hotels, Restaurants &	Golden Nugget, Inc. Second Lien Term Loan, 3.57%,
Leisure - 3.3%	12/31/14		500	120,000
Green Valley Ranch Gaming, LLC Second Lien Term Loan,
	3.599%, 8/16/14		500	50,000
	Harrah's Operating Co., Inc. Term B-1 Loan,
	3.319% - 4.092%, 1/28/15		236	181,101
	Harrah's Operating Co., Inc. Term B-2 Loan,
	3.319% - 4.092%, 1/28/15		2,772	2,124,430
	Harrah's Operating Co., Inc. Term B-3 Loan,
	3.286% - 4.092%, 1/28/15		210	160,979
	Las Vegas Sands, LLC Delayed Draw I Term Loan,
	2.07%, 5/23/14		229	163,751
	Las Vegas Sands, LLC Tranche B Term Loan,
	2.07%, 5/23/14		740	529,387
	Penn National Gaming, Inc. Term Loan B,
	2.06% - 2.72%, 10/03/12		1,192	1,120,591
	QCE, LLC (Quiznos) Term Loan (First Lien), 3.50%,
	11/05/13		981	625,981
Travelport LLC (fka Travelport Inc.) Original Post-First
Amendment and Restatement Synthetic L/C Loan, 3.72%,
	8/23/13		178	130,208

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Travelport LLC (fka Travelport Inc.) Tranche B Dollar
	Term Loan, 2.819% - 3.72%, 8/23/13	USD	889	$ 648,931
	VML US Finance LLC (aka Venetian Macau) Term B
	Delayed Draw Project Loan, 2.57%, 5/25/12		384	320,147
	VML US Finance LLC (aka Venetian Macau) Term B
	Funded Project Loan, 2.57%, 5/27/13		866	722,353
				6,897,859
Household Durables - 3.2%	American Residential Services LLC Term Loan (Second Lien),
	10%, 4/17/15		2,030	1,745,380
	Jarden Corp. Term Loan B3, 3.72%, 1/24/12		1,375	1,318,281
	Simmons Bedding Co. Tranche D Term Loan, 10.50%,
	12/19/11		3,166	2,665,742
	Yankee Candle Co., Inc. Term Loan, 2.32% - 3.22%,
	2/06/14		1,184	1,008,303
				6,737,706
IT Services - 2.8%	Audio Visual Services Group, Inc. Loan (Second Lien),
	7.72%, 8/28/14		1,020	64,593
Audio Visual Services Group, Inc. Tranche B Term Loan
	(First Lien), 3.47%, 2/28/14		1,478	568,838
	Ceridian Corp. U.S. Term Loan, 3.316%, 11/09/14		1,977	1,455,745
	First Data Corp. Initial Tranche B-2 Term Loan,
	3.059% - 3.069%, 9/24/14		1,283	940,385
	First Data Corp. Initial Tranche B-3 Term Loan,
	3.059% - 3.069%, 9/24/14		342	251,222
	RedPrairie Corp. Loan (Second Lien), 7.507%, 1/20/13		300	154,500
	RedPrairie Corp. Term Loan, 3.688% - 5.25%, 7/20/12		563	405,640
SunGard Data Systems Inc. (Solar Capital Corp.) New U.S.
	Term Loan, 2.071%, 2/28/14		2,378	2,155,872
				5,996,795
Independent Power Producers &	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
Energy Traders - 1.8%	Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14		2,535	1,730,138
Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-2 Term Loan, 3.819% - 3.882%, 10/10/14		980	674,747
Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14		1,950	1,332,894
				3,737,779
Industrial Conglomerates - 1.0%	Sequa Corp. Term Loan, 3.61% - 4.08%, 12/03/14		2,794	2,102,384
Insurance - 0.2%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		493	418,625
Internet & Catalog Retail - 0.3%	FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		746	716,400
Leisure Equipment &	24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
Products - 1.4%	2.82% - 3.67%, 6/08/12		3,880	2,638,400
Fender Musical Instruments Corp. Delayed Draw Loan,
	2.67%, 6/09/14		166	102,730
	Fender Musical Instruments Corp. Initial Loan, 3.47%,
	6/09/14		328	203,389
				2,944,519

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Life Sciences Tools &	Life Technologies Corp. Term B Facility, 5.25%,
Services - 1.5%	11/20/15	USD	3,175	$ 3,166,666
Machinery - 3.0%	NACCO Materials Handling Group, Inc. Loan,
	2.319% - 4.25%, 3/21/13		1,459	583,500
	Navistar Financial Corp. Tranche A Term loan,
	2.375%, 3/27/10		1,496	1,352,487
	Navistar International Corp. Revolving Credit-Linked
	Deposit, 0.166% - 8.47%, 1/19/12		1,067	889,524
	Navistar International Corp. Term Advance, 3.569%,
	1/19/12		2,933	2,446,192
	Oshkosh Truck Corp. Term B Loan, 7.15% - 7.32%,
	12/06/13		1,195	1,022,889
				6,294,592
Media - 24.1%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		2,000	1,300,000
	AlixPartners, LLP Tranche C Term Loan,
	2.35% - 3.14%, 10/12/13		1,591	1,503,157
Bresnan Communications, LLC Additional Term Loan B
	(First Lien), 2.31% - 3.11%, 6/30/13		1,500	1,364,063
	Catalina Marketing Corp. Initial Term Loan, 3.40%,
	10/01/14		1,527	1,386,172
Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		5,458	5,231,625
	Cequel Communications, LLC Term Loan,
	2.349% - 2.401%, 11/05/13		2,116	1,907,150
	Cequel Communications, LLC Tranche A Term Loan
	(Second Lien), 4.911%, 5/05/14		2,000	1,619,376
	Charter Communications Term Loan B1, 7.939%, 3/25/14		2,465	2,393,103
	Clarke American Corp. Tranche B Term Loan,
	2.819% - 3.72%, 6/30/14		983	757,344
	HMH Publishing Co. Ltd. Mezzanine, 6.25%, 11/14/14		9,724	1,944,754
	HMH Publishing Co. Ltd. Tranche A Term Loan,
	7.66%, 6/12/14		2,640	1,880,862
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	2.563% - 2.599%, 3/08/14		1,479	526,740
	Insight Midwest Holdings, LLC B Term Loan, 2.41%,
	4/07/14		1,825	1,682,801
	Intelsat Subsidiary Holding Co. Ltd. Tranche B Term
	Loan, 2.914%, 1/03/14		1,901	1,768,970
	Knology, Inc. Term Loan, 2.668%, 6/30/12		726	638,921
	Lamar Advertising Co. Term Loan B, 5.50%, 9/30/12		1,460	1,438,100
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility B1, 4.589%, 6/30/15	EUR	337	111,759
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility C1, 4.839%, 6/30/16		337	111,759
MCC Iowa LLC (Mediacom Broadband Group) Tranche A
	Term Loan, 1.79%, 3/31/10	USD	716	697,734

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	MCNA Cable Holdings LLC (OneLink Communications)
	Loan (PIK Facility), 8.31%, 3/01/13	USD	1,236	$ 247,284
	Mediacom Broadband (Term Loan E), 6.50%, 11/30/15		2,875	2,857,031
	Mediannuaire Holding (Pages Jaunes) Term Loan D,
	5.913%, 1/11/17	EUR	500	175,300
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
	3.569%, 4/09/12	USD	3,305	1,887,232
	Multicultural Radio Broadcasting, Inc. Term Loan,
	3.164%, 12/18/12		327	207,645
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		1,000	997,500
	NextMedia Operating, Inc. Delay Draw Term Loan,
	8.25%, 11/15/12		200	96,152
	NextMedia Operating, Inc. Initial Term Loan
	(First Lien), 8.25%, 11/15/12		267	128,130
	NextMedia Operating, Inc. Loan (Second Lien),
	11.25%, 11/15/13		1,768	185,620
	Nielsen Finance LLC Dollar Term Loan, 2.382%, 8/09/13		5,850	5,150,798
	Penton Media, Inc. Loan (Second Lien), 6.039%, 2/01/14		1,000	96,250
Sunshine Acquisition Ltd. (aka HIT Entertainment) Term
	Facility, 3.26%, 7/31/14		732	387,978
	TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		2,746	2,730,802
	UPC Financing Partnership Facility M, 2.946%,
	12/31/14	EUR	5,000	6,057,340
	Virgin Media NTL Term Loan A, 2.52%, 3/03/11	GBP	1,000	1,465,439
				50,934,891
Multi-Utilities - 2.0%	Energy Transfer Equity, L.P. Term Loan, 2.706%,
	11/01/12	USD	1,000	945,833
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	First Lien Term Loan B, 3.75%, 11/01/13		664	594,080
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Second Lien Term Loan, 5.75%, 5/01/14		500	346,250
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Synthetic Letter of Credit, 1.10%, 11/01/13		86	76,545
	Riverside Energy Center Term Loan, 5.289%, 6/24/11		1,531	1,408,678
	Rocky Mountain Energy Center, LLC Credit Linked
	Deposit, 0.939%, 6/24/11		134	123,249
Rocky Mountain Energy Center, LLC Term Loan, 5.289%,
	6/24/11		701	645,216
				4,139,851
Multiline Retail - 0.9%	Dollar General Corp. Tranche B-2 Term Loan,
	3.069% - 3.07%, 7/07/14		1,975	1,805,715
Oil, Gas & Consumable	Big West Oil, LLC Delayed Advance Loan, 6.50%, 5/15/14		550	431,750
Fuels - 2.1%	Big West Oil, LLC Initial Advance Loan, 6.50%, 5/15/14		438	343,438
	Coffeyville Resources, LLC Funded Letter of Credit,
	3.15%, 12/28/10		486	431,352
	Coffeyville Resources, LLC Tranche D Term Loan,
	8.75%, 12/30/13		1,563	1,385,817

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Petroleum GEO-Services ASA/PGS Finance, Inc. Term
	Loan, 2.97%, 6/29/15	USD	538	$ 489,580
Vulcan Energy Corp. (fka Plains Resources Inc.) Term B3
	Loan, 5.50%, 8/12/11		1,500	1,447,500
				4,529,437
Paper & Forest Products - 2.7%	Georgia-Pacific LLC Term B Loan, 2.319%, 12/20/12		2,750	2,548,219
	Georgia-Pacific LLC Term B Loan, 2.323%, 12/20/12		2,240	2,075,640
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		1,222	982,273
	Verso Paper Finance Holdings LLC Loan,
	7.728% - 8.028%, 2/01/13		1,946	97,286
				5,703,418
Pharmaceuticals - 0.9%	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.) Euro Term Loan, 3.191%, 4/15/14	EUR	983	1,000,057
	Warner Chilcott Co., Inc. Tranche B Acquisition Date
	Term Loan, 2.319%, 1/18/12	USD	740	699,998
Warner Chilcott Corp. Tranche C Acquisition Date Term
	Loan, 2.139%, 1/18/12		260	245,502
				1,945,557
Real Estate Management &	Mattamy Funding Partnership Loan, 2.938%, 4/11/13		970	533,500
Development - 0.9%	Realogy Corp. Initial Term B Loan, 4.177%, 10/10/13		1,965	1,365,675
				1,899,175
Road & Rail - 0.6%	RailAmerica, Inc. Canadian Term Loan, 5.20%, 8/14/09		76	72,580
	RailAmerica, Inc. U.S. Term Loan, 5.20%, 8/14/09		1,174	1,121,170
				1,193,750
Specialty Retail - 0.4%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	2.57% - 3.47%, 10/20/13		1,000	856,250
Transportation	SBA Telecommunications Term Loan, 1.994%, 11/01/10		2,116	1,882,848
Infrastructure - 0.9%
Wireless Telecommunication	Cricket Communications, Inc. (aka Leap Wireless) Term B
Services - 2.1%	Loan, 5.75%, 6/16/13		3,240	3,253,501
	Digicel International Finance Ltd. Tranche A, 3.75%,
	3/01/12		1,250	1,134,375
				4,387,876
	Total Floating Rate Loan Interests - 93.1%			196,378,894
	Common Stocks		Shares
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (e)		13,117	5,036
	Wellman Holdings, Inc.		430	108
				5,144
Electrical Equipment - 0.0%	Medis Technologies Ltd. (e)		71,654	19,347
Energy Equipment &	Trico Marine Services, Inc. (e)		119,185	351,596
Services - 0.2%
Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd. (e)		136,289	193,495
	Ainsworth Lumber Co. Ltd. (b)(e)		152,951	216,348
	Western Forest Products, Inc. (e)		84,448	20,111
				429,954
	Total Common Stocks - 0.4%			806,041

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Preferred Stocks		Shares	Value
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)(h)		78	$ 21,840
	Total Preferred Stocks - 0.0%			21,840
	Total Long-Term Investments (Cost - $350,340,506) - 126.5%			266,686,719
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, 0.535% (i)(j)		2,779,400	2,779,400
	Total Short-Term Securities
	(Cost - $2,779,400) - 1.3%			2,779,400
	Options Purchased		Contracts
Over-the-Counter Call Options	Marsico Parent Superholdco LLC, expiring December
	2009 at USD 942.86, Broker Goldman Sachs & Co.		20	32,000
	Total Options Purchased
	(Cost - $19,556) - 0.0%			32,000
	Total Investments (Cost - $353,139,462*)	- 127.8%		269,498,119
	Liabilities in Excess of Other Assets - (27.8)%			(58,652,135)
	Net Assets - 100.0%			$ 210,845,984

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 353,084,852
Gross unrealized appreciation	$ 4,131,032
Gross unrealized depreciation	(87,717,765)
Net unrealized depreciation	$ (83,586,733)

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d) Convertible security.
(e) Non-income producing security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(h) Security is perpetual in nature and has no stated maturity date.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co.
Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	2,779,400	$ 3,656
BlackRock Liquidity Series, LLC Cash Sweep Series	USD (1,634,669)	$ 26,042

(j) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Depreciation
USD 243,351	CAD 315,000	Citibank NA	6/10/09	$ (45,197)
USD 2,908,285	GBP 2,079,500	UBS AG	6/10/09	(452,639)
USD 14,125,983	EUR 10,371,500	Citibank NA	7/15/09	(530,736)
Total				$ (1,028,572)

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)
• Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:
	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
Ford Motor Co.	3.80%	UBS AG	3/20/10	USD 10,000	$ (1,736,876)
• Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:
	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)
First Data Corp.	5.00%	JPMorgan Chase Bank, NA	12/20/13	USD 3,000	$ 148,396
Host Hotels &
Resorts LP	5.00%	Goldman Sachs Bank USA	3/20/14	USD 2,500	(308,771)
Masco Corp.	5.30%	JPMorgan Chase Bank, NA	3/20/14	USD 1,000	(81,238)
Mohawk
Industries, Inc.	4.45%	JPMorgan Chase Bank, NA	3/20/14	USD 1,000	(70,014)
Total					$ (311,627)

• Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BlackRock Floating Rate Income Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investment in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$ 3,363,948	-	-
Level 2	199,226,542	$ 180,396	$(3,225,471)
Level 3	66,907,629	-	-
Total	$ 269,498,119	$ 180,396	$(3,225,471)

* Other financial instruments are swaps, options and foreign currency exchange contracts.
Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Balance, as of August 31, 2008	$ 27,977,920
Realized gain	2,589,682
Change in unrealized appreciation/depreciation	3,116,814
Net purchases (sal	(25,357,574)
Net transfers in Level 3	58,580,787
Balance, as of May 31, 2009	$ 66,907,629

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 15, 2009